S000003864 [Member] Performance Management - BlackRock Advantage Large Cap Core Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s returns prior to June 12, 2017 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “BlackRock Large Cap Core Portfolio.” The table compares the Fund’s performance to that of the Russell 1000® Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and table do not reflect separate account fees and expenses. If they did, returns would be less than those shown.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS BlackRock Advantage Large Cap Core Portfolio As of 12/31
Bar Chart Closing [Text Block]
During the ten‑year period shown in the bar chart, the highest return for a quarter was 21.89% (quarter ended June 30, 2020) and the lowest return for a quarter was –19.71% (quarter ended March 31, 2020).

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
BlackRock Advantage Large Cap Core Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	21.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(19.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020